UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if an Amendment [ ];  Amendment Number: _________
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Marc Lasry
Address:  c/o Avenue Capital Management II, L.P.
          535 Madison Avenue, 15th Floor
          New York, New York  10022

Form 13F File Number:  028-10797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:   Marc Lasry
Phone:  (212) 850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry              New York, New York         February 17, 2009
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  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:  Seven (7)

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:  $328,847 (in thousands)

LIST OF OTHER INCLUDED MANAGERS:

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|NO.|FORM 13F FILE NO.|                  NAME                  |
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| 1 |    028-11224    |Avenue Capital Management II, L.P.      |
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| 2 |    028-11225    |Avenue Event Driven Master Fund, Ltd.   |
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| 3 |    028-11228    |Avenue International, Ltd.              |
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| 4 |    028-12370    |GL Partners IV, LLC                     |
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| 5 |    028-12368    |Avenue Capital Partners IV, LLC         |
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| 6 |    028-12383    |Avenue Special Situations Fund IV, L.P. |
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| 7 |    028-12377    |Avenue Capital Management II GenPar, LLC|
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

                                    FORM 13F INFORMATION TABLE


Name of        Title of                 CUSIP         Value SH/Prn SH/     Put/ Investment   Other    Voting     Authority
Issuer         Class                              (X$1,000) Amount Prn     Call Discretion   Managers    Sole    Shared None

CITIGROUP INC.          COM             172967101    $5,301    790,000 SH       DEFINED 1, 7             790,000      0    0
CITIGROUP INC.          COM             172967101      $403     60,000 SH       DEFINED 1, 3, 7           60,000      0    0
CITIGROUP INC.          COM             172967101    $1,007    150,000 SH       DEFINED 1, 4, 5, 6, 7    150,000      0    0
CROWN HOLDINGS INC      COM             228368106   $14,540    757,279 SH       DEFINED 1, 7             757,279      0    0
CROWN HOLDINGS INC      COM             228368106   $22,722  1,183,412 SH       DEFINED 1, 3, 7        1,183,412      0    0
CROWN HOLDINGS INC      COM             228368106   $24,634  1,283,042 SH       DEFINED 1, 4, 5, 6, 7  1,283,042      0    0
DANA HOLDING CORP       COM             235825205    $1,009  1,363,733 SH       DEFINED 1, 7           1,363,733      0    0
DANA HOLDING CORP       COM             235825205      $644    870,899 SH       DEFINED 1, 3, 7          870,899      0    0
DANA HOLDING CORP       COM             235825205    $1,336  1,804,930 SH       DEFINED 1, 4, 5, 6, 7  1,804,930      0    0
EL PASO ENERGY CAP TR I PFD CV TR SECS  283678209      $276     10,800 SH       DEFINED 1, 7              10,800      0    0
EL PASO ENERGY CAP TR I PFD CV TR SECS  283678209      $235      9,200 SH       DEFINED 1, 3, 7            9,200      0    0
GRACE W R & CO DEL NEW  COM             38388F108    $9,516  1,593,972 SH       DEFINED 1, 7           1,593,972      0    0
GRACE W R & CO DEL NEW  COM             38388F108    $2,705    453,156 SH       DEFINED 1, 3, 7          453,156      0    0
GRACE W R & CO DEL NEW  COM             38388F108    $5,784    968,789 SH       DEFINED 1, 4, 5, 6, 7    968,789      0    0
OWENS ILL INC           COM NEW         690768403   $81,256  2,973,158 SH       DEFINED 1, 7           2,973,158      0    0
OWENS ILL INC           COM NEW         690768403   $35,140  1,285,767 SH       DEFINED 1, 3, 7        1,285,767      0    0
OWENS ILL INC           COM NEW         690768403   $33,423  1,222,939 SH       DEFINED 1, 4, 5, 6, 7  1,222,939      0    0
OWENS ILL INC           COM NEW         690768403    $8,049    294,500 SH       DEFINED                  294,500      0    0
SEARS HLDGS CORP        COM             812350106      $321      8,254 SH       DEFINED 1, 7               8,254      0    0
SEARS HLDGS CORP        COM             812350106      $209      5,380 SH       DEFINED 1, 3, 7            5,380      0    0
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8    $2,833 30,219,000 SH       DEFINED 1, 7          30,219,000      0    0
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8      $510  5,440,000 SH       DEFINED 1, 3, 7        5,440,000      0    0
SIX FLAGS INC           NOTE 4.500% 5/1 83001PAJ8      $454  4,841,000 SH       DEFINED 1, 4, 5, 6, 7  4,841,000      0    0
TIME WARNER CABLE INC   CL A            88732J108   $42,739  1,992,504 SH       DEFINED 1, 7           1,992,504      0    0
TIME WARNER CABLE INC   CL A            88732J108   $10,910    508,602 SH       DEFINED 1, 3, 7          508,602      0    0
TIME WARNER CABLE INC   CL A            88732J108   $22,892  1,067,228 SH       DEFINED 1, 4, 5, 6, 7  1,067,228      0    0